Bank Loan	12 Months Ended
Dec. 31, 2020
Long-term Debt, Unclassified [Abstract]
Bank Loan
10	BANK LOAN
On December 20, 2020, the Company entered into a term loan facility up to RMB50,000 with a Hong Kong bank for the purpose of repurchasing the Parent’s shares as described in Note 18(b). The Company drew down the facility on December 29, 2020. The loan facility is secured by a bank deposit placed with a PRC bank of
RMB59,600.
The loan bears an interest rate of
3-month
London InterBank Offered Rate (“LIBOR”) plus
4.3
%
per annum and fall due within 12 months after the date of the first drawing and is subject to early repayment at the sole discretion of the lender when occurrence of default events.